Neiman Large Cap Value Fund
		Schedule of Investments
		December 31, 2023 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
12,770	RTX Corporation			$ 1,074,468	3.18%

Beverages
14,400	The Coca-Cola Company			848,592
1,100	PepsiCo, Inc.			186,824
				1,035,416	3.06%

Cable & Other Pay Television Services
5,000	Comcast Corporation Class A			219,250	0.65%

Computer Communications Equipment
15,300	Cisco Systems, Inc. +			772,956	2.29%

Electronic Computers
6,400	Apple Inc. +			1,232,192	3.64%

Fire, Marine & Casualty Insurance
900	Berkshire-Hathaway Inc. Class B *			320,994	0.95%

Gas & Other Services Combined
17,100	Sempra Energy			1,277,883	3.78%

Hospitals & Medical Service Plans
1,700	UnitedHealth Group, Inc. +			894,999	2.65%

Industrial Inorganic Chemicals
3,300	Air Products and Chemicals, Inc. +			903,540	2.67%

Metal Mining
8,700	Southern Copper Corporation			748,809	2.21%

Misc Industrial & Commercial Machinery & Equipment
4,400	Eaton Corporation PLC (Ireland) +			1,059,608	3.13%

National Commercial Banks
8,500	Bank Of America Corp.			286,195
3,500	JPMorgan Chase & Co.			595,350
5,000	The PNC Financial Services Group, Inc.			774,250
				1,655,795	4.90%

Petroleum Refining
6,100	Chevron Corporation +			909,876
11,500	Exxon Mobil Corporation +			1,149,770
7,300	Phillips 66 +			971,922
4,900	Valero Energy Corporation			637,000
				3,668,568	10.85%

Pharmaceutical Preparations
1,600	Abbott Laboratories			176,112
1,800	AbbVie Inc. +			278,946
6,200	Johnson & Johnson			971,788
9,000	Merck & Co. +			981,180
				2,408,026	7.12%

Radio & TV Broadcasting & Communications Equipment
5,600	QUALCOMM Incorporated			809,928	2.39%

Railroads, Line-Haul Operating
3,400	Union Pacific Corporation			835,108	2.47%

Retail - Eating Places
600	McDonald's Corporation			177,906	0.53%

Retail - Lumber & Other Building Materials Dealers
700	The Home Depot, Inc.			242,585	0.72%

Retail - Variety Stores
2,000	Costco Wholesale Corp. +			1,320,160
1,200	Walmart Inc.			189,180
				1,509,340	4.46%

Rubber & Plastic Footwear
7,900	Nike Inc. Class B			857,703	2.54%

Security & Commodity Brokers, Dealers, Exchanges & Services
4,000	CME Group Inc.			842,400	2.49%

Security Brokers, Dealers & Flotation Companies
15,400	The Charles Schwab Corporation			1,059,520	3.13%

Semiconductors & Related Devices
3,500	Analog Devices, Inc.			694,960
300	Broadcom, Inc.			334,875
3,800	Texas Instruments Incorporated			647,748
				1,677,583	4.96%

Services - Business Services, NEC
2,900	Accenture PLC Class A (Ireland) +			1,017,639	3.01%

Services - Computer Processing & Data Preperation
3,500	Automatic Data Processing, Inc. +			815,395	2.41%

Services - Prepackaged Software
2,800	Microsoft Corporation +			1,052,912	3.11%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
5,400	Procter & Gamble Co. +			791,316	2.34%

Special Industry Machinery, NEC
1,600	Lam Research Corporation			1,253,216	3.71%

Tobacco Products
10,400	Altria Group Inc.			419,536
6,700	Philip Morris International, Inc.			630,336
				1,049,872	3.10%

Total for Common Stocks (Cost - $22,285,670)				31,264,927	92.45%

Real Estate Investment Trusts
9,800	Lamar Advertising Company - Class A			1,041,544
Total for Real Estate Investment Trusts (Cost - $779,718)				1,041,544	3.08%

MONEY MARKET FUNDS
1,435,531	Fidelity® Investments Money Market - Government Portfolio -
	Class I 5.25% *			1,435,531	4.24%
	(Cost - $1,435,531)

	Total Investments			33,742,002	99.77%
	(Cost - $24,500,919)

	Other Assets in Excess of Liabilities			77,052	0.23%

	Net Assets			$ 33,819,054	100.00%

Neiman Large Cap Value Fund
	Schedule of Call Options Written
		December 31, 2023 (Unaudited)
Underlying Security		Call Option		Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

AbbVie Inc. **
June 21, 2024 Calls @ $180.00		3		$ 46,491	$ 453

Accenture PLC Class A (Ireland)
June 21, 2024 Calls @ $400.00		6		210,546	2,760

Air Products and Chemicals, Inc. **
June 21, 2024 Calls @ $360.00		6		164,280	930

Apple Inc.
September 20, 2024, Call @ $225.00		18		346,554	8,190

Automatic Data Processing, Inc. **
June 21, 2024, Call @ $300.00		5		116,485	450

Chevron Corporation **
March 15, 2024, Call @ $200.00		8		119,328	96

Cisco Systems, Inc. **
April 19, 2024, Call @ $65.00		20		101,040	220

Costco Wholesale Corp. **
April 19, 2024, Call @ $650.00		4		264,032	20,600

Eaton Corp.
April 19, 2024, Call @ $260.00		6		144,492	3,504

Exxon Mobil Corporation
April 19, 2024, Call @ $140.00		16		159,968	160

Merck & Co.
April 19, 2024, Call @ $130.00		12		130,824	264

Microsoft Corporation
June 21, 2024, Call @ $400.00		14		526,456	24,990

Phillips 66
June 21, 2024, Call @ $150.00		10		133,140	3,700

Procter & Gamble Co.
April 19, 2024, Call @ $175.00		7		102,578	126

UnitedHealth Group, Inc.
June 21, 2024, Call @ $600.00		5		263,235	3,900

Total (Premiums Received $44,313)				$ 2,829,449	$ 70,343

+ Portion or all of the security is pledged as collateral for call options written.
* The Yield shown represents the 7-day yield at December 31, 2023.
** Denotes Level 2 valuation. See Note 2.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at December 31, 2023, was $24,500,919 and premiums received from options written was $44,313. At December 31, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 9,557,767
		Unrealized Depreciation		(342,714)
		Unrealized Appreciation		$ 9,215,053

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the "Trustees" or the "Board"). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the opinion of Fund management including as informed by the Adviser's opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2023:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 31,264,927	$ -	$ -	$ 31,264,927
Real Estate Investment Trusts		1,041,544	-	-	1,041,544
Money Market Funds		1,435,531	-	-	1,435,531
Total		$ 33,742,002	$ -	$ -	$ 33,742,002

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 47,594	$ 22,749	$ -	$ 70,343
Total		$ 47,594	$ 22,749	$ -	$ 70,343

Refer to the Fund's Schedule of investments for a listing of securities by Industry. The Fund did not hold any level 3 assets during the fiscal quarter ended December 31, 2023.

3. OPTIONS WRITTEN

As of December 31, 2023, the Fund had sufficient securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Call options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of December 31, 2023, portfolio securities valued at $2,829,449 were held by the Fund as collateral for options written by the Fund.